Related Party Transactions - Additional Information (Detail)	12 Months Ended						1 Months Ended		3 Months Ended		12 Months Ended			1 Months Ended
	Mar. 31, 2012 USD ($) Entity	Mar. 31, 2012 JPY (¥) Entity	Mar. 31, 2011 JPY (¥) Entity	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Minimum	Mar. 31, 2012 Maximum	Jan. 19, 2012 S-LCD JPY (¥)	Jan. 19, 2012 S-LCD KRW	Jun. 30, 2011 S-LCD JPY (¥)	Jun. 30, 2011 S-LCD KRW	Mar. 31, 2012 S-LCD JPY (¥)	Mar. 31, 2011 S-LCD	Mar. 31, 2010 S-LCD	Nov. 30, 2010 SFI Leasing Company, Limited	Mar. 31, 2012 Sony Ericsson	Feb. 15, 2012 Sony Ericsson	Mar. 31, 2011 Sony Ericsson	Mar. 31, 2010 Sony Ericsson	Mar. 31, 2012 Partnership Interest Minimum	Mar. 31, 2012 Partnership Interest Maximum
Related Party Transaction [Line Items]
Ownership percentage in equity method investment					20.00%	50.00%			50.00%	50.00%	50.00%	50.00%	50.00%	34.00%	50.00%	50.00%	50.00%	50.00%	3.00%	5.00%
Number of shares less than 50% ownership in equity method investment									1	1
Decrease in capital stock										(600,000,000,000)
Dividends received from affiliated companies		1,964,000,000	2,583,000,000	5,948,000,000					22,100,000,000
Impairment loss including translation adjustments											60,019,000,000
Proceeds from sales of equity method investments							71,986,000,000	1,070,000,000,000
Number of affiliated companies accounted for under the equity method	95	95	82
Sale and leaseback transaction, period														3 years
Additional LCD Panel related expenses	$ 292,000,000	¥ 22,759,000,000